Tax (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Tax
Income before income taxes	$ 145,468	$ 122,316
Tax rate	25.00%	25.00%
Provision for income taxes at the statutory tax rate	$ 36,367	$ 30,579
Change in valuation allowance	(50,273)	(25,431)
US GAAP adjustment	(71,279)	(61,093)
Permanent difference	88,735	74,542
Effect of different local tax rates	87	73
Income tax expense	$ 3,637	$ 18,669